SCHEDULE OF ALLOWANCES FOR EXPECTED CREDIT LOSS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Deposits Prepayments And Other Receivables Net
Balance at beginning of		$ (69,000)
Written-off		69,000
Balance at end of